Concentration of Major Customers and Suppliers	12 Months Ended
Dec. 31, 2024
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 15 - CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

For the year ended December 31, 2024, two customers accounted for approximately 24.7% and 14.5% of the Company’s total revenues, respectively. For the year ended December 31, 2023, three customers accounted for approximately 19.3%, 17.9% and 17.4% of the Company’s total revenues, respectively. For the year ended December 31, 2022, two customers accounted for approximately 24.3% and 17.0% of the Company’s total revenues. Any decrease in sales to these major customers may negatively impact on the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of December 31, 2024, two customers accounted for approximately 34.9% and 10.9% of the Company’s accounts receivable balance, respectively. As of December 31, 2023, three customers accounted for approximately 33.5%, 13.9% and 12.0% of the Company’s accounts receivable balance, respectively.

For the year ended December 31, 2024, three suppliers accounted for approximately 12.3%, 11.1% and 10.4% of the total purchases, respectively. For the year ended December 31, 2023 and 2022, none of the suppliers accounted for more than 10.0% of the total purchases.

As of December 31, 2024, none of the suppliers accounted for more than 10.0% of the Company’s accounts payable balance. As of December 31, 2023, one supplier accounted for approximately 11.3% of the Company’s accounts payable balance.